CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
NET REVENUE	$ 4,957,016	$ 1,989,086
REVENUE SHARE EXPENSE	1,767,425	115,360
GROSS MARGIN	3,189,591	1,873,726
EXPENSES
Operating expenses (See Note 17)	2,973,990	2,328,648
INCOME (LOSS) FROM OPERATING	215,601	(454,922)
OTHER INCOME (EXPENSE)
Interest income	246	469
Interest expense	0	(100)
TOTAL OTHER INCOME (EXPENSE)	246	369
INCOME (LOSS) BEFORE PROVISION FOR INCOME TAXES	215,847	(454,553)
PROVISION FOR INCOME TAXES	0	0
NET INCOME (LOSS)	$ 215,847	$ (454,553)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING: BASIC	14,388,017	14,211,455
NET INCOME (LOSS) PER SHARE: BASIC	$ 0.02	$ (0.03)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING: DILUTED	14,713,017	17,211,455
NET INCOME (LOSS) PER SHARE: DILUTED	$ 0.01	$ (0.03)